Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 75,657	$ 77,927	$ 60,972
Cost of revenue	(79,298)	(85,127)	(66,156)
Inventory write-down	414	2,221	765
Reversal of inventory write-down	$ 199	$ 274	$ 349